Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 12,831,485	$ 6,956,434
Accounts receivable from third-party customers, net	1,302,189	2,269,341
Accounts receivable from related parties	12,135	582,182
Inventories, net	2,719,790	3,119,827
Due from a related party	108,387	97,037
Prepayments and other current assets	3,497,688	3,328,189
Advances to supplier- related party		50,908
Total current assets	20,471,674	16,403,918
NON-CURRENT ASSETS
Property, plant and equipment, net	58,259,795	61,303,327
Intangible assets, net	1,748,755	1,780,856
Long-term investments in equity investees	20,656,752	1,513,600
Operating lease right-of-use lease assets	13,166,788	16,325,988
Deferred tax assets	2,542,822	1,873,140
Total non-current assets	96,374,912	82,796,911
TOTAL ASSETS	116,846,586	99,200,829
CURRENT LIABILITIES
Short-term bank loans	698,000	894,400
Current portion of long-term bank loans	1,324,854	759,339
Due to related parties	32,171	518,003
Advances from customers	187,846	264,832
Taxes payable	566,682	1,007,482
Operating lease liabilities, current	197,130	2,352,482
Accrued expenses and other current liabilities	1,482,981	1,452,225
Total current liabilities	6,105,917	8,535,744
NON-CURRENT LIABILITIES
Long-term bank loans	2,035,353	3,315,715
Operating lease liabilities, non-current	10,952,491	10,938,477
Total non-current liabilities	12,987,844	14,254,192
TOTAL LIABILITIES	19,093,761	22,789,936
Commitments and Contingencies (Note 17)
EQUITY
Statutory reserve	291,443	291,443
Accumulated deficit	(10,492,946)	(5,391,709)
Accumulated other comprehensive loss	(9,413,583)	(10,511,317)
Equity attributable to owners of the Company	97,752,782	76,410,851
Non-controlling interest	43	42
Total equity	97,752,825	76,410,893
TOTAL LIABILITIES AND EQUITY	116,846,586	99,200,829
Common Class A [Member]
EQUITY
Common stock value	117,349,730	92,004,296
Common Class B [Member]
EQUITY
Common stock value	18,138	18,138
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	1,593,590	1,286,981
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	$ 22,663